Convertible Debt (Tables)	12 Months Ended
Dec. 31, 2024
Convertible Debt [Abstract]
Schedule of Convertible Debt

The Company’s Convertible Debt includes a Convertible Loan entered into in 2017, 2019 and 2020 and a series of Convertible Promissory Notes entered into during 2023 and 2024. Both the Loan and Notes are further detailed as follows:

	December 31,	December 31,
	2024	2023
Convertible loan	$72,975	$77,428
Convertible promissory notes	1,021,000	4,859,000
	$1,093,975	$4,936,428

Schedule of Convertible Loan

A continuity of the Company’s Convertible loan is as follows:

	2019 and 2020 Convertible Loans	2017 Convertible Loans
Balance, December 31, 2022	$32,181	$43,057
Effects of currency translation	937	1,253
Balance, December 31, 2023	$33,118	$44,310
Effects of currency translation	(1,905)	(2,548)
Balance, December 31, 2024	$31,213	$41,762

Schedule of Convertible Notes

Changes in the balance of the convertible notes are as follows:

		Carrying
		Amount at
	Face Value	Fair value
Balance at December 31, 2022	$-	$-
Issuance of convertible promissory notes	11,000,000	10,120,000
Repayments of convertible promissory notes	(1,100,000)	(1,100,000)
Conversion of notes with ordinary shares	(3,500,000)	(3,500,000)
Change in fair value of convertible promissory notes	-	(661,000)
Balance at December 31, 2023	$6,400,000	$4,859,000
Issuance of convertible promissory notes	4,800,000	4,310,000
Repayments of convertible promissory notes	(1,179,833)	(1,179,833)
Conversion of notes with ordinary shares	(9,020,167)	(9,020,167)
Change in fair value of convertible promissory notes	-	2,052,000
Balance at December 31, 2024	$1,000,000	$1,021,000

Schedule of Promissory Notes

A summary of the Company’s significant inputs into the fair value of the Promissory Notes is as follows:

	December 31,	December 31,
	2024	2023
Stock price	$1.60 - 4.32	1.16 - 4.82
Expected life in years	0.50 - 0.92	0.49 - 1.00
Risk free rate	4.24% - 5.56%	5.09% - 5.57%
Expected volatility	105% - 150%	74.65% - 130.0%